Annual Total Returns [BarChart] - Western Asset SMASh Series Core Plus Completion Fund - SMASh Series Core Plus Completion Fund	Jun. 30, 2021
Bar Chart Table:
Annual Return 2011	8.22%
Annual Return 2012	13.77%
Annual Return 2013	7.20%
Annual Return 2014	7.87%
Annual Return 2015	0.45%
Annual Return 2016	9.98%
Annual Return 2017	9.30%
Annual Return 2018	(2.75%)
Annual Return 2019	19.30%
Annual Return 2020	1.71%